Note 14 - Employee Incentive Schemes - Share Based Arrangements (Details) - Performance Shares [Member] - $ / shares	Aug. 21, 2021	Feb. 21, 2021
Exercise Price (A$) (in AUD per Share)	$ 0	$ 0
Share Price at Grant Date (A$) (in AUD per Share)	0.25	0.25
Share Price at Grant Date (A$) (in AUD per Share)	$ 0.25	$ 0.25
Volatility	67.00%	66.00%
Maximum Life (years) (Year)	1 year 2 months 8 days	2 years 5 months 19 days
Risk-Free Interest rate	3.16%	3.19%
Fair Value (A$) (in AUD per Share)	$ 0.25	$ 0.25
Fair Value (A$) (in AUD per Share)	$ 0.25	$ 0.25